Subsequent Events - Additional Information (Detail)						1 Months Ended	12 Months Ended
	Mar. 08, 2019 CAD ($) Warrant $ / shares shares	Mar. 04, 2019 CAD ($) $ / shares shares	Jan. 30, 2019 CAD ($)	Jan. 23, 2019 CAD ($)	Jan. 11, 2019 CAD ($) shares	Mar. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from sale of other investments							$ 967,000	$ 10,879,000
Options exercised, shares | shares							597,379	571,246
Proceeds from exercise of options							$ 584,000	$ 591,000
Disposal of Other Investment [Member] | Canopy Growth Corporation [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common share sold | shares					11,062
Proceeds from sale of other investments					$ 471,000
Gain on sale of other investments					$ 66,000
Commencement of Debt Agreement [member] | Credit Facility with Canadian Imperial Bank of Commerce [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Secured non-revolving term loan credit facility				$ 65,000,000
Loan principal				21,311,000
Repayments of accrued interest and fees				$ 275,000
Settlement of Litigation [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Legal claims settled			$ 644,000
Major Ordinary Share Transactions [member] | Aurora [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common share sold | shares		2,524,341
Proceeds from sale of other investments		$ 25,560,000
Gain on sale of other investments		$ 860,000
Share received | shares		2,524,341
Aggregate value of shares to be received		$ 24,700,000
Common shares issue price | $ / shares		$ 9.77
Volume weighted average price period		5 days
Major Ordinary Share Transactions [member] | Aurora [member] | Whistler [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Common share sold | shares		2,563
Gain on sale of other investments		$ 20,605,000
Percentage of common share sold		19.00%
Aggregate value of shares to be received		$ 7,600,000
Investment [Member] | Altria [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from investor	$ 2,434,800,000
Investment, shares issued | shares	149,831,154
Investment, warrants issued | Warrant	1
Investment, warrant exercise end date	2023-03
Investment, number of shares called by warrant | shares	73,990,693
Investment, exercise price of warrant | $ / shares	$ 19.00
Investment, ownership interest	45.00%
Investment, ownership interest if exercised in full	55.00%
Additional proceeds from investor if warrant fully exercised	$ 1,405,800,000
Share Appreciation Right Exercise [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Options exercised, shares | shares						47,005
Share Appreciation Right Exercise [Member] | Common Shares [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued | shares						37,065
Options [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Options exercised, shares | shares						375
Proceeds from exercise of options						$ 1,000
Weighted average exercise price $ | share						$ 2.18
Options cancelled, shares | shares						2,479
Warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants exercised | shares						4,390,961
Warrants exercised in exchange of cash						$ 1,180,000
Weighted average exercise price $ | share | warrant						$ 0.27